Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

CHRYSLER GROUP LLC AND CONSOLIDATED SUBSIDIARIES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

(In millions of dollars)

Description	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Additions Charged to Other Accounts	Deductions	Balance at End of Period
For the Year Ended December 31, 2013
Allowances deducted from assets:
Allowance for doubtful accounts on trade receivables	$56	$13	$—	$(15) (1)	$54
Valuation allowance on deferred tax assets	1,164	4	—	(1,017)	151
For the Year Ended December 31, 2012
Allowances deducted from assets:
Allowance for doubtful accounts on trade receivables	$68	$5	$—	$(17) (1)	$56
Valuation allowance on deferred tax assets	1,124	28	117(2)	(105)	1,164
For the Year Ended December 31, 2011
Allowances deducted from assets:
Allowance for doubtful accounts on trade receivables	102	24	—	(58) (1)	68
Valuation allowance on deferred tax assets	852	35	237(3)	—	1,124

(1)	Trade receivable write-offs, subsequent collections and other adjustments.
(2)	Amounts charged to AOCI, deferred tax assets and deferred tax liabilities.
(3)	Amounts charged to AOCI.